Stock-Based Compensation - Summery of Unvested and Vested Common Stock (Detail)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Non Vested Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, beginning balance | shares	32,549
Vested | shares	17,749
Outstanding, ending balance | shares	14,800
Weighted- Average Purchase price - Beginning balance | $ / shares	$ 41.47
Vested | $ / shares	41.23
Weighted- Average Purchase price - Ending balance | $ / shares	$ 41.79
Vested Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding, beginning balance | shares	1,108,765
Weighted- Average Purchase price - Beginning balance | $ / shares	$ 7.66
Vested | shares	17,749
Outstanding, ending balance | shares	1,126,514
Vested | $ / shares	$ 41.23
Weighted- Average Purchase price - Ending balance | $ / shares	$ 8.19